Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2019	2020
	RMB	RMB	US$
Payroll and welfare payables	18,226	33,144	5,080
VAT and other tax payables	46,465	29,257	4,484
Accrued expenses	17,499	16,171	2,478
Deposits from customers	7,005	35,109	5,381
Logistic fee payables	4,172	571	88
Payable to employee stock	—	12,813	1,964
Others	9,659	5,609	858
	103,026	132,674	20,333